UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23293

The Cushing MLP Infrastructure Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2018

	Shares	Fair Value
Common Stock - 59.8%
Diversified General Partners - 20.4%
Canada - 7.4%
Enbridge, Inc.	62,850	$2,147,585
Transcanada Corporation	70,700	3,011,820
United States - 13.0%
Marathon Petroleum Corporation	50,650	4,167,988
Phillips 66	16,800	1,990,968
SemGroup Corporation	117,250	2,837,450
		14,155,811
General Partners - 22.0%
United States - 22.0%
EnLink Midstream LLC	227,650	3,710,695
ONEOK, Inc.	52,800	3,480,048
Targa Resources Corporation	76,150	4,193,580
Williams Companies, Inc.	130,700	3,867,413
		15,251,736
Large Cap Diversified - 5.7%
United States - 5.7%
Kinder Morgan, Inc.	223,850	3,962,145

Natural Gas Gatherers & Processors - 3.1%
United States - 3.1%
Kayne Anderson Acquisition Corporation	215,000	2,119,900

Shipping General Partners - 8.6%
United States - 8.6%
Cheniere Energy, Inc.(1)	54,800	3,667,764
Golar LNG Ltd.	90,050	2,301,678
		5,969,442
Total Common Stock (Cost $42,053,552)		$41,459,034

Master Limited Partnerships and Related Companies - 39.7%
Crude Oil & Refined Products - 4.1%
United States - 4.1%
MPLX, L.P.	80,500	$2,855,335
		2,855,335
General Partners - 14.7%
United States - 14.7%
Antero Midstream GP, L.P.	226,550	3,826,429
Energy Transfer Equity, L.P.	167,150	2,925,125
Plains GP Holdings, L.P.	134,650	3,471,277
		10,222,831
Large Cap Diversified - 10.1%
United States - 10.1%
Energy Transfer Partners, L.P.	144,000	3,247,200
Enterprise Products Partners, L.P.	130,650	3,736,590
		6,983,790

Natural Gas Gatherers & Processors - 7.5%
United States - 7.5%
DCP Midstream Partners, L.P.	30,300	1,248,663
Noble Midstream Partners, L.P.	56,750	2,485,650
Tallgrass Energy, L.P.	59,050	1,452,040
		5,186,353
Yield Cos - 3.3%
United States - 3.3%
Nextera Energy Partners, L.P.	47,450	2,301,325
Total Master Limited Partnerships and Related Companies (Cost $20,514,542)		$27,549,634

Short-Term Investments - Investment Companies - 4.1%
United States - 4.1%
Fidelity Government Portfolio Fund - Institutional Class, 1.82%(2)	716,779	$716,779
First American Prime Obligations Fund - Class Z, 1.80%(2)	716,778	716,778
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.85%(2)	716,778	716,778
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 1.84%(2)	716,778	716,778
Total Short-Term Investments (Cost $2,867,113)		$2,867,113

Total Investments - 103.6% (Cost $65,435,207)		$71,875,781
Liabilities in Excess of Other Assets - (3.6)%		(2,522,565)
Total Net Assets Applicable to Unitholders - 100.0%		$69,353,216

(1)	No distribution or dividend was made during the period ended August 31, 2018. As such, it is classified as a non-income producing security as of August 31, 2018.
(2) Rate reported is the current yield as of August 31, 2018.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2018	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$41,459,034	$41,459,034	$-	$-
Master Limited Partnerships and Related Companies (a)	27,549,634	27,549,634	-	-
Total Equity Securities	69,008,668	69,008,668	-	-
Other Short Term Investments (a)	2,867,113	2,867,113	-	-
Total Other	2,867,113	2,867,113	-	-
Total Assets	$71,875,781	$71,875,781	$-	$-
All other industry classifications are identified in the Schedule of Investments.  The Fund did not hold Level 3 investments at any time during the period ended August 31, 2018.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2018.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            The Cushing MLP Infrastructure  Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

By (Signature and Title)         /s/ John H. Alban
    John H. Alban, Treasurer & Chief Financial Officer

Date        10/25/2018